Consolidated Statements of Changes in Stockholders’ Equity - USD ($)		Ordinary shares	Additional Paid-in Capital	Retained Earnings	Statutory Reserve Fund	Other Comprehensive Income	Noncontrolling Interests	Total
Balance at Aug. 10, 2020		$ 10,000	$ (10,000)
Balance (in Shares) at Aug. 10, 2020	[1]	10,000,000
Capital contributions to Hainan ZKGC and Network ZKGC			182,355				305	182,660
Net income				35,921			(115)	35,806
Allocation to statutory reserves				(4,729)	4,729
Foreign currency translation adjustment						7,040		7,040
Balance at May. 31, 2021		$ 10,000	172,355	31,192	4,729	7,040	190	225,506
Balance (in Shares) at May. 31, 2021	[1]	10,000,000
Sales of ordinary shares		$ 3,000	58,313					61,313
Sales of ordinary shares (in Shares)	[1]	3,000,000
Net income				39,113			(302)	38,811
Allocation to statutory reserves				(5,700)	5,700
Foreign currency translation adjustment						(13,838)		(13,838)
Balance at May. 31, 2022		$ 13,000	$ 230,668	$ 64,605	$ 10,429	$ (6,798)	$ (112)	$ 311,792
Balance (in Shares) at May. 31, 2022	[1]	13,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on September 14, 2021.